Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash

Restricted cash consisted of the following:

	As of December 31,
	2024	2025
	(in US$ thousands)
Secured deposits for a letter of credit	$267	$200
Secured deposits in relation to the headquarter project	3,478	—
Restricted cash	$3,745	$200